Investment Strategy - Teucrium Agricultural Strategy No K-1 ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing primarily in agricultural commodities futures contracts traded on commodity futures exchanges registered with the Commodity Futures Trading Commission (“CFTC”) as designated contract markets (each, a “DCM”), such as the Chicago Board of Trade (“CBOT”), Intercontinental Exchange Inc. (“ICE”) and the Minneapolis Grain Exchange, LLC (“MGEX”).
The Adviser may determine to modify the extent of the Fund’s exposure to agricultural commodities in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to agricultural commodities futures, including the Component Futures Contracts, established by the CFTC or by any DCM on which the Fund invests. These position limits may hinder the Fund’s ability to enter into the desired amount of Component Futures Contracts at times. If position limits, accountability levels or a lack of liquidity restrict the Fund’s ability to invest in a Component Futures Contract, the Adviser may, in its discretion, obtain exposure to the relevant commodity through a futures contract on the same commodity listed on another DCM, which may reference a different class or grade of the commodity and may have different delivery locations and terms, or may reallocate the Fund’s assets among the remaining Component Futures Contracts, in which case the Fund’s allocation to each commodity may depart materially from the approximately 25% target allocation for an extended period. Because of the anticipated size of the Fund’s Component Futures Contracts holdings relative to the size of the futures markets in which the Fund invests, the Adviser does not anticipate that position limits will adversely affect the Fund’s ability to seek its target exposure until the Fund’s assets under management grow significantly. Any determination to modify the Fund’s exposure to agricultural commodities, to obtain exposure through futures contracts listed on another DCM, or to reallocate the Fund’s assets among the Component Futures Contracts. may cause the Fund to liquidate its Component Futures Contracts holdings at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective.